RELATED PARTY TRANSACTIONS - Revenues (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transactions with related parties
Total	Rp 8,955	Rp 10,335	Rp 8,969
% of total revenues	6.10%	7.22%	6.57%
Ministry of Finance
Transactions with related parties
Total	Rp 199	Rp 212	Rp 184
% of total revenues	0.14%	0.15%	0.13%
Entities under common control
Transactions with related parties
Total	Rp 8,698	Rp 10,074	Rp 8,578
% of total revenues	5.92%	7.04%	6.29%
Government agencies
Transactions with related parties
Total	Rp 3,029	Rp 5,598	Rp 3,423
% of total revenues	2.06%	3.91%	2.51%
Indosat
Transactions with related parties
Total	Rp 1,923	Rp 1,056	Rp 1,034
% of total revenues	1.31%	0.74%	0.76%
MoCI
Transactions with related parties
Total	Rp 791	Rp 284	Rp 628
% of total revenues	0.54%	0.20%	0.46%
Pertamina
Transactions with related parties
Total	Rp 752	Rp 631	Rp 406
% of total revenues	0.51%	0.44%	0.30%
BNI
Transactions with related parties
Total	Rp 493	Rp 404	Rp 547
% of total revenues	0.33%	0.28%	0.40%
Bank Mandiri
Transactions with related parties
Total	Rp 180	Rp 212	Rp 191
% of total revenues	0.12%	0.15%	0.14%
Pegadaian
Transactions with related parties
Total	Rp 160	Rp 148	Rp 178
% of total revenues	0.11%	0.10%	0.13%
PLN
Transactions with related parties
Total	Rp 158	Rp 153	Rp 107
% of total revenues	0.11%	0.11%	0.08%
KAI
Transactions with related parties
Total	Rp 143	Rp 84	Rp 92
% of total revenues	0.10%	0.06%	0.07%
PTPN III
Transactions with related parties
Total	Rp 114	Rp 99	Rp 73
% of total revenues	0.08%	0.07%	0.05%
Kimia Farma
Transactions with related parties
Total	Rp 107	Rp 120	Rp 122
% of total revenues	0.07%	0.08%	0.09%
BRI
Transactions with related parties
Total	Rp 104	Rp 341	Rp 580
% of total revenues	0.07%	0.24%	0.43%
Others, (each below Rp100 billion)
Transactions with related parties
Total	Rp 744	Rp 944	Rp 1,197
% of total revenues	0.51%	0.66%	0.87%
Associates
Transactions with related parties
Total	Rp 6	Rp 16	Rp 47
% of total revenues	0.00%	0.01%	0.03%
Others
Transactions with related parties
Total	Rp 52	Rp 33	Rp 160
% of total revenues	0.04%	0.02%	0.12%